Annual Total Returns- Federated Hermes Institutional Prime Value Obligations Fund (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Institutional Prime Value Obligations Fund - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.08%	0.10%	0.02%	0.01%	0.03%	0.33%	0.97%	1.91%	2.22%	0.49%